Property & Equipment, Intangible Assets, and Software Development Costs (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Computers and equipment	$ 102,125	$ 102,125
Furniture	11,258	11,258
Accumulated depreciation	(107,616)	(106,713)
Total property and equipment, net	5,767	6,670
Accumulated amortization	(2,413)	(1,758)
Total intangible assets, net	33,075	25,785
Software development costs	9,729,556	9,429,985
Accumulated amortization	(8,055,703)	(7,821,166)
Total software development costs, net	1,673,853	1,608,819
Domain Name [Member]
Intangible Asset, Finite-Lived [Line Items]
Domain name	3,947	3,947
Patents [Member]
Intangible Asset, Finite-Lived [Line Items]
Domain name	$ 31,541	$ 23,596